Summary of Significant Accounting Policies - Schedule of Condensed Balance Sheet (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable, net of allowance	¥ 28,772	$ 3,942	¥ 19,263
VIE
Accounts receivable, net of allowance	¥ 28,404	$ 3,891	¥ 19,140